Financial performance (Tables)	12 Months Ended
Jun. 30, 2023
Financial performance [Abstract]
Segment Information
Segment information provided to the CODM:

Segment information	North America			Australia			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Exploration expenditure - non core	(45)	(17)	(34)	-	-	-	(45)	(17)	(34)
Other income / (expenses)	(1,356)	(2,870)	(1,564)	(2,328)	(4,029)	(653)	(3,684)	(6,899)	(2,217)
Reportable segment profit / (loss)	(1,401)	(2,887)	(1,598)	(2,328)	(4,029)	(653)	(3,729)	(6,916)	(2,251)
Employee benefits and other expenses	(2,043)	(1,379)	(3,472)	(3,924)	(3,677)	(957)	(5,967)	(5,056)	(4,429)
Net financing income / (expense)	(25)	3	1,232	3,330	3,466	(8,595)	3,305	3,469	(7,362)
Net loss before income tax	(3,469)	(4,263)	(3,838)	(2,922)	(4,240)	(10,205)	(6,391)	(8,503)	(14,042)

Segment assets
Exploration assets	152,226	118,487	85,988	-	-	-	152,226	118,487	85,988
Other assets	5,258	6,158	13,547	48,835	88,600	49,615	54,093	94,758	63,162
Total assets	157,484	124,645	99,535	48,835	88,600	49,615	206,319	213,245	149,150
Segment liabilities
Payables	7,547	8,146	4,403	927	816	754	8,474	8,962	5,157
Provisions	167	331	162	201	166	94	368	497	256
Total current liabilities	7,714	8,477	4,565	1,128	982	848	8,842	9,459	5,413
Payables	78	87	-	-	-	59	78	87	59
Total non-current liabilities	78	87	-	-	-	59	78	87	59
Total liabilities	7,792	8,564	4,565	1,128	982	907	8,920	9,546	5,472
Net assets	149,692	116,081	94,970	47,707	87,618	48,708	197,399	203,699	143,678

Impairment
06/30/2023	06/30/2022	06/30/2021
$’000	$’000	$’000
2.2.	Impairment write-off

Exploration expenditure written off	(45)	(17)	(34)
Total impairment	(45)	(17)	(34)

Other Expenses
2.3.	Other expenses

General and administrative expenses	2,751	3,319	1,524
Consulting and professional costs	881	3,407	517
Depreciation and amortization	52	173	176
Total other expenses	3,684	6,899	2,217

Net Finance Costs
2.4.	Net finance costs

Interest income from external providers	1,484	61	175
Other revenue	26	50	43
Net foreign exchange gain	1,811	3,375	-
Finance income	3,321	3,486	218

Bank charges	(6)	(12)	(15)
Net foreign exchange loss	-	-	(7,555)
Lease interest	(10)	(5)	(10)
Finance costs	(16)	(17)	(7,580)
Net finance income / (costs)	3,305	3,469	(7,362)

Earnings per Share
2.5.	Earnings per share

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(6,391)	(8,503)	(14,042)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	2,091,299,420	1,896,676,204	1,680,202,466
Effect of shares issued	6,894,635	117,750,170	69,056,018

Weighted average number of ordinary shares	2,098,194,055	2,014,426,374	1,749,258,484

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,098,194,055	2,014,426,374	1,749,258,484
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,098,194,055	2,014,426,374	1,749,258,484

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.30)	(0.42)	(0.80)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.30)	(0.42)	(0.80)